Annual Total Returns[BarChart] - Thrivent Large Cap Value Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.08%)	17.57%	31.82%	9.03%	(3.53%)	17.44%	17.65%	(8.69%)	24.39%	4.44%